ORGANIZATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

Note 1 – ORGANIZATION

DSG Global, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on September 24, 2007.

The Company is a technology development company engaged in the design, manufacture, and marketing of fleet management solutions in the golf industry. The Company’s principal activities are the sale and rental of GPS tracking devices and interfaces for golf vehicles and related support services.

On April 13, 2015, the Company entered into a share exchange agreement with DSG Tag Systems Inc. (“DSG”), now a wholly-owned subsidiary of the Company, incorporated under the laws of the State of Nevada on April 17, 2008 and extra provincially registered in British Columbia, Canada in 2008. In March 2011, DSG formed DSG Tag Systems International, Ltd. in the United Kingdom (“DSG UK”). DSG UK is a wholly owned subsidiary of DSG.

On September 15, 2020, the Company incorporated Imperium Motor Corp. (“Imperium”), under the laws of the State of Nevada on September 10, 2020, for which it subscribed to all authorized capital stock, 100 shares of Preferred Class A Stock, at a price of $0.001 per share. Imperium is a wholly owned subsidiary of the Company.

Note 1 –ORGANIZATION

DSG Global, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on September 24, 2007.

The Company is a technology development company engaged in the design, manufacture, and marketing of fleet management solutions in the golf industry. The Company’s principal activities are the sale and rental of GPS tracking devices and interfaces for golf vehicles and related support services.

On April 13, 2015, the Company entered into a share exchange agreement with DSG Tag Systems Inc. (“DSG”), now a wholly-owned subsidiary of the Company, incorporated under the laws of the State of Nevada on April 17, 2008 and extra provincially registered in British Columbia, Canada in 2008. In March 2011, DSG formed DSG Tag Systems International, Ltd. in the United Kingdom (“DSG UK”). DSG UK is a wholly owned subsidiary of DSG.

On March 26, 2019, the Company effected a reverse stock split of its shares of common stock on a four thousand (4,000) old for one (1) new basis. Upon effect of the reverse split, authorized capital decreased from 3,000,000,000 shares of common stock to 750,000 shares of common stock, with a par value of $0.001. On May 23, 2019, the Company approved to increase its authorized common stock to 150,000,000, with a par value of $0.001. Shares of preferred stock remain unchanged. These consolidated financial statements give retroactive effect to such reverse stock split named above and all share and per share amounts have been adjusted accordingly, unless otherwise noted.

On September 15, 2020, the Company incorporated Imperium Motor Corp. (“Imperium”), under the laws of the State of Nevada on September 10, 2020, for which it subscribed to all authorized capital stock, 100 shares of Preferred Class A Stock, at a price of $0.001 per share. Imperium is a wholly owned subsidiary of the Company.

On December 22, 2020, the Company amended its Articles of Incorporation to increase its authorized common shares from 150,000,000 to 350,000,000, and to designate 14,010,000 shares of preferred stock, par value $0.001 per share, including 3,000,000 Series A Preferred stock, 10,000 Series B Convertible Preferred stock, 5,000,000 Series C Convertible Preferred stock, 1,000,000 Series D Convertible Preferred stock, 5,000,000 Series E Convertible Preferred stock and 10,000 Series F Convertible Preferred Stock.